ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Sep. 30, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Subsidiaries and Variable Interest Entities [Table Text Block]
As of September 30, 2015, details of the Company’s subsidiaries and variable interest entities are as follows:

	Date of	Place of	Percentage
	Incorporation	Incorporation	of	Principal
Name	or Establishment	or Establishment	Ownership	Activity

Subsidiaries:
State Harvest Holdings Limited(“State Harvest”)	October 6, 2004	British Virgin Islands	100%	Investment holding

Beijing Origin State Harvest	December 1, 2004	People’s Republic	100%	Hybrid seed
Biotechnology Limited (“BioTech”)		of China (“PRC”)		technology development

Variable interest entity:
Beijing Origin Seed Limited (note (i)) (“Beijing Origin”)	December 26, 1997	PRC	-	Hybrid crop seed development,
				production and
				distribution

Subsidiaries held by Beijing Origin:
Henan Origin Cotton Technology Development Limited (note (i)) (“Henan Cotton”)	March 2, 2001	PRC	92.04%	Hybrid crop seed development, production and distribution

Changchun Origin Seed Technology Development Limited (note (i)) (“Changchun Origin”)	April 29, 2003	PRC	99.83%	Hybrid crop seed development, production and distribution

Linze Origin Seed Limited (note (i))	November 18, 2008	PRC	100%	Hybrid crop seed development, production and distribution

Xinjiang Originbo Seed Company Limited (“Xinjiang Origin”) (note (i))	July 13, 2011	PRC	51%	Hybrid crop seed development, production and distribution

DenongZhengcheng Seed Limited (“Denong”)	June 21, 2000	PRC	98.58%	Hybrid seed development, production and distribution

Note (i):
Beijing Origin Seed Limited, Henan Origin Cotton Technology Development Limited, Changchun Origin Seed Technology Development Limited, Linze Origin Seed Limited and Xinjiang Originbo Seed Company Limited are collectively referred to as “Beijing Origin”.

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The Company has aggregated the financial information of Beijing Origin and its subsidiaries in the table below. The aggregated carrying amount of assets and liabilities of Beijing Origin and its subsidiaries after elimination of intercompany transactions and balances consolidated in the Company’s consolidated balance sheets as of September 30, 2014 and 2015 are as follows:

Risks in relation to the VIE structure

	September 30,
	2014	2015	2015
	RMB	RMB	US$
ASSETS
Current Assets
Cash and cash equivalents	41,987	65,138	10,240
Restricted cash	15,670	-	-
Accounts receivable	1,021	2,051	322
Due from related parties	2,698	-	-
Advances to suppliers	17,720	20,796	3,269
Advances to growers	20,759	10,483	1,648
Inventories	516,323	439,518	69,092
Income tax recoverable	49	49	8
Other current assets	4,347	4,292	675
Total current assets	620,574	542,327	85,254
Restricted cash	-	20,280	3,188
Land use rights, net	31,799	31,722	4,987
Plant and equipment, net	338,345	324,812	51,061
Equity investments	18,721	18,721	2,943
Goodwill	11,973	11,973	1,882
Acquired intangible assets, net	25,303	22,593	3,552
Other assets	4,009	3,079	484
Total assets	1,050,724	975,507	153,351
LIABILITIES
Current liabilities
Short-term borrowings	212,695	220,000	34,584
Current portion of long-term borrowings	33,805	24,000	3,773
Accounts payable	4,522	4,386	690
Due to growers	17,943	17,337	2,725
Due to related parties	10,234	40,757	6,407
Advance from customers	324,265	264,168	41,527
Deferred revenues	19,029	11,248	1,768
Income tax payable	-	37	6
Other payables and accrued expenses	67,578	49,845	7,835
Total current liabilities	690,071	631,778	99,315
Long-term borrowings	31,023	27,023	4,248
Other long-term liability	19,649	19,939	3,134
Total liabilities	740,743	678,740	106,697